Derivative Warrants - Summary of Derivative Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Balance, beginning of year	$ 21,700	$ 428
Change in fair value recognized in profit or loss	(10,783)	(28,697)
Converted to common shares	0	(157,818)
Balance, end of year	11,002	21,700
2021 Series A and B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	0	62,680
2021 Additional Series A and B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	0	38,576
New Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	0	106,531
Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	$ 85	$ 0